SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Loss for the year	$ (1,708,132)	$ (1,173,966)	$ (2,105,608)
Expected income tax recovery (27%)	(461,000)	(317,000)	(569,000)
Change in statutory, foreign tax, foreign exchange rates and other	(24,000)	(3,000)	25,000
Permanent differences and other	134,000	35,000	24,000
Share issue cost	(5,000)	(5,000)	(5,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses		1,000	572,000
Change in unrecognized deductible temporary differences	356,000	289,000	(47,000)
Total income tax expense (recovery)